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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

     /s/Kenneth S.Miller          Fairfield, Ohio         February 15, 2004
  -------------------------    ---------------------    -----------------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 28-10753
Cincinnati Casualty Company 13F File No. 28-10755
Cincinnati Indemnity Company 13F File No. 28-10756
Cincinnati Life Insurance Company 13F File No. 28-10754
CinFin Capital Management 13F File No. 28-5597








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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers                    0
                                                 ---------
Form 13F Information Table Entry Total:              31
                                                 ---------

Form 13F Information Table Value Total           4,546,806
                                                 ---------

List of Other Included Managers:   None


























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

                                      COLUMN 2         COLUMN 3    COLUMN 4      COLUMN 5   SH/PRN   PUT/CALL
                                   TITLE OF CLASS       CUSIP      FMV (000 )     SHARES
ALLTEL CORP                            Common          020039103    364,329      7,821,584    SH
ANGEION CORP                           Common          03462H404        178        101,200    SH
BB & T CORP                            Common          054937107      8,694        225,000    SH
CINERGY CORP                           Common          172474108      3,881        100,000    SH
COCA COLA COMPANY                      Common          191216100      7,105        140,000    SH
EXXON MOBIL CORPORATION                Common          30231G102     66,177      1,614,066    SH
FIFTH THIRD BANCORP                    Common          316773100  3,321,326     56,198,414    SH
FIRST FINANCIAL BANCORP                Common          320209109     39,327      2,465,644    SH
FIRST MERIT CORPORATION                Common          337915102    169,438      6,250,000    SH
FORTUNE BRANDS INC                     Common          349631101     16,085        225,000    SH
H J HEINZ COMPANY                      Common          423074103      5,465        150,000    SH
HILLENBRAND INDUSTRIES                 Common          431573104     31,030        500,000    SH
HUNTINGTON BANCSHARES INC              Common          446150104      3,065        136,200    SH
JEFFERSON PILOT CORP                   Common          475070108      3,799         75,000    SH
JOHNSON & JOHNSON                      Common          478160104     25,830        500,000    SH
LINCOLN NATIONAL CORP                  Common          534187109      2,019         50,000    SH
MEDTRONIC INC                          Common          585055106      8,507        175,000    SH
MERCK & COMPANY                        Common          589331107      7,161        155,000    SH
MOLEX INC CLASS A                      Common          608554200      4,506        153,750    SH
NATIONAL CITY CORPORATION              Common          635405103     30,546        900,000    SH
PNC FINANCIAL SERVICES GROUP           Common          693475105    145,089      2,651,000    SH
PFIZER INC                             Common          717081103      8,833        250,000    SH
PIEDMONT NATURAL GAS                   Common          720186105     52,152      1,200,000    SH
PIPER JAFFRAY CO                       Common          724078100        809         19,467    SH
PROCTER & GAMBLE CORPORATION           Common          742718109     29,964        300,000    SH
SKY FINANCIAL GROUP INC                Common          83080P103     88,846      3,425,068    SH
SYSCO CORP                             Common          871829107     17,424        468,000    SH
TXU CORP                               Common          873168108      1,265         53,320    SH
U S BANCORP                            Common          902973304     57,973      1,946,700    SH
WELLS FARGO & CO                       Common          949746101     13,250        225,000    SH
WYETH                                  Common          983024100     12,735        300,000    SH
                                                                  4,546,806     88,774,413

















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

                                      Column 6       Column 7     Column 8     Shared       None
                  ISSUER           INVESTMENT DIS    OTH MGRS       SOLE
ALLTEL CORP                             SOLE                        364,329          -          -
ANGEION CORP                            SOLE                            178          -          -
BB & T CORP                             SOLE                          8,694          -          -
CINERGY CORP                            SOLE                          3,881          -          -
COCA COLA COMPANY                       SOLE                          7,105          -          -
EXXON MOBIL CORPORATION                 SOLE                         66,177          -          -
FIFTH THIRD BANCORP                     SOLE                      3,321,326          -          -
FIRST FINANCIAL BANCORP                 SOLE                         39,327          -          -
FIRST MERIT CORPORATION                 SOLE                        169,438          -          -
FORTUNE BRANDS INC                      SOLE                         16,085          -          -
H J HEINZ COMPANY                       SOLE                          5,465          -          -
HILLENBRAND INDUSTRIES                  SOLE                         31,030          -          -
HUNTINGTON BANCSHARES INC               SOLE                          3,065          -          -
JEFFERSON PILOT CORP                    SOLE                          3,799          -          -
JOHNSON & JOHNSON                       SOLE                         25,830          -          -
LINCOLN NATIONAL CORP                   SOLE                          2,019          -          -
MEDTRONIC INC                           SOLE                          8,507          -          -
MERCK & COMPANY                         SOLE                          7,161          -          -
MOLEX INC CLASS A                       SOLE                          4,506          -          -
NATIONAL CITY CORPORATION               SOLE                         30,546          -          -
PNC FINANCIAL SERVICES GROUP            SOLE                        145,089          -          -
PFIZER INC                              SOLE                          8,833          -          -
PIEDMONT NATURAL GAS                    SOLE                         52,152          -          -
PIPER JAFFRAY CO                        SOLE                            809          -          -
PROCTER & GAMBLE CORPORATION            SOLE                         29,964          -          -
SKY FINANCIAL GROUP INC                 SOLE                         88,846          -          -
SYSCO CORP                              SOLE                         17,424          -          -
TXU CORP                                SOLE                          1,265          -          -
U S BANCORP                             SOLE                         57,973          -          -
WELLS FARGO & CO                        SOLE                         13,250          -          -
WYETH                                   SOLE                         12,735          -          -
                                                                  4,546,806











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